Note 10 - Deposits - Certificate of Deposit by Maturity (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 101,170
2022	37,688
2023	37,135
2024	16,630
2025	6,804
Total	$ 199,427